Morgan, Lewis & Bockius llp

2020 K Street NW
Washington, DC 20006-1806

Tel. +1.202.373.6000

Fax: +1.202.373.6001

www.morganlewis.com

Stefan M. Podzinski

Paralegal

+1.202.373.6066

stefan.podzinski@morganlewis.com

November 18, 2015

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110)

Filing Pursuant to Rule 497 under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information for the AdvisorShares Market Adaptive Unconstrained Income ETF, a separate series of the Trust.

Please contact me at (202) 373-6066 with your questions or comments.

Sincerely,

/s/ Stefan M. Podzinski

Stefan M. Podzinski

Paralegal

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EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of AdvisorShares Trust (the “Trust”), revised risk/return information in interactive data format for the AdvisorShares Market Adaptive Unconstrained Income ETF, a separate series of the Trust.